Leases - Summary of changes in lease liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Lease liabilities [member]
Leases [Line Items]
Interest paid	$ 7.7	$ 5.4
Business combinations [member]
Leases [Line Items]
Interest paid		$ 3.4